UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to ___________________

Date of Report (Date of earliest event reported) __________________________

Commission File Number of securitizer: _________________________

Central Index Key Number of securitizer: ________________________

Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001983488

UK LOGISTICS 2025-1 DAC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Rob Hughes, +44 207 986 5218

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citibank, N.A. London Branch (EMEA Commercial Real Estate Finance) (Securitizer, Depositor or Underwriter)

Date	March 19, 2025

	/s/ Rob Hughes	(Signature)*
Rob Hughes, Managing Director

*Print name and title of the signing officer under his signature.

EXHIBIT INDEX

Exhibit No.	Exhibit Description

99.1	Independent Accountant's Report on Applying Agreed Upon Procedures, dated March 14, 2025 of Deloitte LLP.